Annual Fund Operating Expenses - Class B2 - DWS Equity 500 Index VIP_B2 - Class B2	May 01, 2021
Operating Expenses:
Management fee	0.20%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	0.72%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.66%